Derivative Financial Instruments (Aggregate Outstanding Notionals Related To Fair Value Hedges) (Details) (Designated as Hedging Instrument [Member], Fair Value Hedging [Member])	Sep. 28, 2013 lb	Sep. 29, 2012 lb
Live Cattle (in pounds)
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	209,000,000	232,000,000
Lean Hogs (in pounds)
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	384,000,000	239,000,000